SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trades payables	$ 306,389	$ 157,705
VAT, income and dividend taxes payable	6,840	28,027
Salaries payable	39,443	72,783
Trade payables and accrued liabilities	$ 352,672	$ 258,515